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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment  [  ]                   Amendment No.:    _______
         This Amendment (Check only one):       [  ]  is a restatement.
                                                [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:        Jennifer C. Snyder
Address:     60 State Street
             Boston, MA  02109

Form 13F File Number:     028-06471

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Jennifer C. Snyder
Title: Trustee
Phone: 617-526-6000

Signature, place and date of signing:

/s/ Jennifer C. Snyder, Boston, Massachusetts        February 7, 2007
Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     16

Form 13F Information Table Value Total:     $ 66,879 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File No. Name


                                       2
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
                                                    JENNIFER SNYDER
                                         FORM 13F INFORMATION TABLE
                                    QUARTER ENDED DECEMBER 31, 2006
               COLUMN 1       COLUMN 2      COLUMN 3       COLUMN 4  COLUMN 5              COLUMN 6   COLUMN 7     COLUMN 8
                                                           Value     Shares/    SH/  Put/  Investment  Other    Voting Authority
Name of Issuer              Title of Class   CUSIP        (X1000)    PRN Amt   PRN  Call Discretion   Managers  Sole   Shared   None
--------------              --------------   -----        -------    -------   ---  ---------------   --------  ----   ------   ----

ARCHSTONE SMITH TRUST       Common Stock    039583109        397        6,825  SH           Sole                 6,825   0       0
BANK AMERICA CORP           Common Stock    060505104        133        2,500  SH           Sole                 2,500   0       0
BERKSHIRE HATHAWAY INC      Common Stock    084670108     11,549          105  SH       Shared Other               105   0       0
CITIGROUP INC               Common Stock    172967101        251        4,500  SH           Sole                 4,500   0       0
DUKE ENERGY HOLDING CORP    Common Stock    264299106        100        3,000  SH           Sole                 3,000   0       0
DU PONT E I DE NEMOURS & CO Common Stock    263534109        487       10,000  SH           Sole                10,000   0       0
EXXON MOBIL CORPORATION     Common Stock    30231G102      3,338       43,565  SH       Shared Other            43,565   0       0
EXXON MOBIL CORPORATION     Common Stock    30231G102        460        6,000  SH           Sole                 6,000   0       0
FPL GROUP INC               Common Stock    302571104        101        1,850  SH           Sole                 1,850   0       0
GENERAL ELECTRIC CORP       Common Stock    369604103        484       13,000  SH           Sole                13,000   0       0
GENERAL MLS INC             Common Stock    370334104        210        3,650  SH           Sole                 3,650   0       0
POTLATCH                    Common Stock    737628107     16,253      370,903  SH       Shared Other           370,903   0       0
PROLOGIS                    Common Stock    743410102        211        3,475  SH           Sole                 3,475   0       0
ROYAL DUTCH PETROLEUM       Common Stock    780257804        490        6,925  SH           Sole                 6,925   0       0
SIMON PPTY GROUP INC NEW    Common Stock    828806109        228        2,250  SH           Sole                 2,250   0       0
WEYERHAEUSER CO             Common Stock    962166104     31,953      452,272  SH       Shared Other           452,272   0       0
WYETH                       Common Stock    983024100        234        4,600  SH           Sole                 4,600   0       0

TOTAL                                                     66,879
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